Stockholders' Equity and Mezzanine Equity - Additional Information (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 shares
Disclosure of Stockholders Equity and Mezzanine Equity [Line Items]
Common stock voting rights to elect directors		two directors
Temporary Equity, Carrying Amount, Attributable to Parent		$ 185,183,000	$ 182,499,000	$ 0
Temporary equity, accretion to redemption value, adjustment	$ 4,813,626
Temporary equity conversion trigger minimum gross proceeds on public offering		$ 50,000,000
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.00001	$ 0.0001	$ 0.00001
Common Stock, Shares Authorized | shares		46,430,391	95,000,000	900,000,000
Common Stock, Shares, Issued | shares		6,231,947	12,751,023	50,693,308
Common Stock, Shares, Outstanding | shares		6,231,947	9,184,092	50,693,308
Convertible Preferred Stock [Member]
Disclosure of Stockholders Equity and Mezzanine Equity [Line Items]
Temporary equity dividend rate percentage		7.00%
Temporary equity minimum outstanding | shares		4,800,000
Temporary equity voting rights to elect directors		six directors
Series A Convertible Preferred Stock [Member]
Disclosure of Stockholders Equity and Mezzanine Equity [Line Items]
Temporary equity, liquidation preference per share | $ / shares		$ 1
Temporary Equity, Carrying Amount, Attributable to Parent		$ 9,950,000	$ 9,950,000
Series B Convertible Preferred Stock [Member]
Disclosure of Stockholders Equity and Mezzanine Equity [Line Items]
Temporary equity, liquidation preference per share | $ / shares		$ 2.8369
Temporary Equity, Carrying Amount, Attributable to Parent		$ 24,680,000	24,680,000
Series C Convertible Preferred Stock [Member]
Disclosure of Stockholders Equity and Mezzanine Equity [Line Items]
Temporary equity, liquidation preference per share | $ / shares		$ 2.8369
Temporary Equity, Carrying Amount, Attributable to Parent		$ 37,032,000	37,032,000
Series D Convertible Preferred Stock [Member]
Disclosure of Stockholders Equity and Mezzanine Equity [Line Items]
Temporary equity, liquidation preference per share | $ / shares		$ 4.1557
Temporary Equity, Carrying Amount, Attributable to Parent		$ 30,780,000	30,780,000
Series D1 Convertible Preferred Stock [Member]
Disclosure of Stockholders Equity and Mezzanine Equity [Line Items]
Temporary equity, liquidation preference per share | $ / shares		$ 4.5713
Temporary equity issue price per share | $ / shares		$ 4.5713
Additional percentage of redemption on issue price		8.00%
Temporary Equity, Carrying Amount, Attributable to Parent		$ 41,991,000	39,307,000
Temporary equity, accretion to redemption value, adjustment		$ 2,700,000	$ 2,500,000
Preferred share subsequent offering to original issue price			1.25
Series E Convertible Preferred Stock [Member]
Disclosure of Stockholders Equity and Mezzanine Equity [Line Items]
Temporary equity, liquidation preference per share | $ / shares		$ 4.1557
Temporary Equity, Carrying Amount, Attributable to Parent		$ 40,750,000	$ 40,750,000
Eastward Common Stock Warrants [Member]
Disclosure of Stockholders Equity and Mezzanine Equity [Line Items]
Number of securities into which the class of warrant or right may be converted | shares			215,054
Class of warrant or right, exercise price of warrants or rights | $ / shares			$ 0.93
Class of warrant or right maturity month year			Dec. 31, 2031
Fair value portion of warrants			$ 200,000
Preferred Stock [Member] | Series D1 Convertible Preferred Stock [Member]
Disclosure of Stockholders Equity and Mezzanine Equity [Line Items]
Temporary Equity, Carrying Amount, Attributable to Parent		$ 42,000,000	$ 39,300,000
Common Stock [Member]
Disclosure of Stockholders Equity and Mezzanine Equity [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.0001	$ 0.0001
Common Stock, Shares Authorized | shares		95,000,000	95,000,000
Common Stock, Shares, Issued | shares		12,751,023	9,184,092
Common Stock, Shares, Outstanding | shares		12,751,023	9,184,092	50,693,308	4,576,859
Number of shares repurchased during the period | shares		0	0